Premises and Equipment (Components of Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 28,884	$ 27,791
Accumulated depreciation	(14,656)	(13,945)
Property, Plant and Equipment, Net, Total	14,228	13,846
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,806	2,832
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,914	17,788
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 8,164	$ 7,171